INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jan. 23, 2014
Current
Federal	$ (4,752)
State and local	(1,198)
Total current	(5,950)
Deferred
Federal	1,087
State and local	208
Total deferred	1,295	(1,295)
Income tax expense	(4,655)	(4,655)
Reconciliation of income taxes computed at the United States federal statutory tax rate to income tax expense
Income tax expense at United States statutory rate		(3,222)
Earnings while a S corporation		499
Loss on non-controlling interest		(79)
Adoption of C corporation status		(2,965)
State income taxes, net of federal benefit		(351)
Change in fair value of redeemable common shares		3,176
Termination of existing stock redemption agreement		(1,695)
Other non-deductible expenses		(271)
Other		253
Income tax expense	(4,655)	(4,655)
Deferred tax assets
Inventories	449	449
Compensation and benefits	2,731	2,731
Allowance for doubtful accounts	1,180	1,180
Other temporary differences	488	488
Total deferred tax assets	4,848	4,848
Deferred tax liabilities
Property and intangible assets	(2,853)	(2,853)
Prepaid expenses	(700)	(700)
Total deferred tax liabilities	(3,553)	(3,553)
Net deferred tax assets	1,295	1,295
Net deferred income tax liability			$ 2,965